Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events
Subsequent Events

23. Subsequent Events:

20.1 On August 7, 2012, Ocean Rig entered into an amortizing interest rate swap agreement for an initial notional amount of $450,000 maturing in July 2017. This agreement was entered into to hedge Ocean Rig's exposure to interest rate fluctuations by fixing the interest rate at 1.0425% from July 2013 until July 2017.